Share listing expense - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Jul. 01, 2020 EUR (€) € / shares	Jul. 01, 2020 $ / shares
Disclosure of share listing expense [line items]
Closing price of ARYA ordinary shares | € / shares	€ 0.01
Expense on the closing date	€ 152,787
ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	277,715
Closing price of ARYA ordinary shares | $ / shares			$ 15.15
Identifiable net assets	124,927	€ 124,900
Expense on the closing date	152,787
Warrants [member] | ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	€ 34,644
Closing price of ARYA public warrants | € / shares	€ 4.82
Ordinary shares [member]
Disclosure of share listing expense [line items]
Closing price of ARYA ordinary shares | € / shares		€ 0.01
Ordinary shares [member] | ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	€ 243,071
Closing price of ARYA ordinary shares | € / shares	€ 13.53